Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share capital
Summary of share capital

	At 31 December 2023		At 31 December 2022
	Authorised	Issued	Authorised	Issued
Class A ordinary shares	20,000,000	6,791,605	20,000,000	5,561,043
Preferred shares	55,000,000	—	55,000,000	—
	75,000,000	6,791,605	75,000,000	5,561,043

	At 31 December 2023		At 31 December 2022
	Number	Share	Number	Share
	of shares	capital	of shares	capital
Issuance of shares to Swvl Inc. shareholders	4,642,162	11,605	3,411,410	8,529
Issuance of shares to SPAC shareholders	557,960	1,395	557,960	1,395
Conversion of convertible notes	645,018	1,612	645,018	1,612
Issuance of shares to PIPE investors	158,656	397	158,656	397
Other shares	787,809	1,970	787,999	1,970
	6,791,605	16,979	5,561,043	13,903

	At 31 December 2022
	Authorised	Issued
Class A ordinary shares	500,000,000	139,026,084
Preferred shares	55,000,000	—
	555,000,000	139,026,084

	At 31 December 2022
	Number of shares	Share capital
Issuance of shares to Swvl Inc. shareholders	85,285,247	8,529
Issuance of shares to SPAC shareholders	13,949,000	1,395
Conversion of convertible notes	16,125,455	1,612
Issuance of shares to PIPE investors	3,966,400	397
Other shares issued during the year	19,699,982	1,970
	139,026,084	13,903

	At 31 December 2021 (recast)
	Authorised	Issued
Common A shares	22,649,444	19,125,190
Common B shares	5,943,214	833,500
Class A shares	8,387,844	8,387,844
Class B shares	11,711,272	11,711,272
Class C shares	12,360,556	12,360,556
Class D shares	22,345,941	22,345,941
Class D-1 shares	10,524,441	10,524,441
	93,922,712	85,288,744

	At 31 December 2021
	(recast)
	Number	Share
	of shares	capital
Issuance of shares to Swvl Inc. shareholders	85,288,744	8,529

Summary of share premium

At 31 December 2023
Share Premium
Issuance of shares to Swvl Inc. shareholders	92,732,811
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs (Note 35)	121,077,329
Other shares issued during the year	31,887,125
431,313,373
Less:
Costs attributable to the issuance of shares in connection with the business combination (Note 9)	(8,467,766)
Fair value of earnout shares (Note 18)	(75,550,455)
347,295,152

At 31 December 2022
Share Premium
Issuance of shares to Swvl Inc. shareholders	88,873,188
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs (Note 35)	121,077,329
Other shares issued during the year	31,887,125
427,453,750
Less:
Costs attributable to the issuance of shares in connection with the business combination (Note 9)	(8,467,766)
Fair value of earnout shares (Note 18)	(75,550,455)
343,435,529

Share Premium
Issuance of shares to Swvl Inc. shareholders as of 31 December 2021	88,873,188